RELATED PARTY TRANSACTIONS - Related Party Transactions (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Expense Reimbursement Percentage to Average Invested Assets			2.00%		2.00%
Expense Reimbursement Percentage to Net Income			25.00%		25.00%
Rental income	$ 5,896,266	$ 4,383,966	$ 11,781,711	$ 7,841,944
Receivable	4,236		4,236		$ 16,838	$ 34,194
Payable	30,282		30,282		979,174	907,377
Asset Management Fees
Related Party Transaction [Line Items]
Incurred	680,019	477,915	1,360,037	879,230
Receivable	0		0		0	0
Payable	0		0		0	567,661
Subordinated participation fees
Related Party Transaction [Line Items]
Incurred	0	0	0	0
Receivable	0		0		0	0
Payable	0		0		839,050	315,802
Operating expense reimbursements
Related Party Transaction [Line Items]
Incurred	132,000	0	264,000	0
Receivable	0		0		0
Payable	0		0		0
Fees to affiliates
Related Party Transaction [Line Items]
Incurred	812,019	477,915	1,624,037	879,230
Receivable					0	0
Payable					0	0
Property management fees
Related Party Transaction [Line Items]
Incurred	56,122	19,212	112,072	32,151
Receivable	0		0		0	0
Payable	0		0		96,792	7,969
Directors and officers insurance and other reimbursements
Related Party Transaction [Line Items]
Incurred	70,785	36,083	133,675	52,716
Receivable	0		0		0
Payable	0		0		30,164
Expense reimbursements (from) to Sponsor
Related Party Transaction [Line Items]
Incurred	(148,233)	(293,939)	(236,232)	(653,453)
Receivable	4,236		4,236		16,838	34,194
Payable	2,313		2,313		0	0
Acquisition fees
Related Party Transaction [Line Items]
Incurred	0	496,358	0	952,358
Receivable	0		0		0	0
Payable	0		0		0	0
Financing coordination fees
Related Party Transaction [Line Items]
Incurred	0	0	63,500	209,550
Receivable	0		0		0	0
Payable	0		0		0	0
Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Incurred	0	386,053	0	816,297
Receivable	0		0		0	0
Payable	27,969		27,969		13,168	15,945
Waiver of Assets Management Fees
Related Party Transaction [Line Items]
Receivable					0	0
Payable					$ 0	$ 0
Advisor | Waiver of Assets Management Fees
Related Party Transaction [Line Items]
Rental income	$ 47,977	$ 47,977	95,953	$ 95,953
Sponsor
Related Party Transaction [Line Items]
Reimbursements Expense			$ (40,915)